INVENTORIES, NET (Tables)	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
Schedule of inventories, net
	June 30, 2025	December 31, 2024
	$	$
Raw materials, parts and supplies	1,298	1,225
Finished products	1,336	1,296

	2,634	2,521